Accounts Receivable And Other Receivables - Summary of Accounts Receivable and Other Receivable (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Trade And Other Accounts Receivables [Abstract]
Trade accounts receivable, net	$ 90,007	$ 98,289
Other receivables	2,446	2,578
Trade and other current receivables	$ 92,453	$ 100,867